UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 22599

American Real Estate Income Fund

(Exact name of registrant as specified in charter)

405 Park Avenue, 15th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

John H. Grady, President

405 Park Avenue, 15th Floor

New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 415-6500

Date of fiscal year end: March 31

Date of reporting period: July 1, 2013 - June 30, 2014

ITEM 1. PROXY VOTING RECORD:

No matters relating to a portfolio security held by registrant during the twelve month period ended June 30, 2014 was considered at a shareholder meeting with respect to which American Real Estate Income Fund (the “Fund”) was entitled to vote. Consequently, there is no information for the Fund to disclose in response to this Item 1.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	American Real Estate Income Fund

By (Signature and Title)	/s/ John H. Grady
John H. Grady
President and Secretary

Date:	August 27, 2014